Cover	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 15, 2022
Entity Registrant Name	Weber Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40702
Entity Tax Identification Number	61-1999408
Entity Address, Postal Zip Code	60067
Entity Address, Address Line One	1415 S. Roselle Road
Entity Address, City or Town	Palatine
Entity Address, State or Province	IL
City Area Code	847
Local Phone Number	934-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WEBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001857951
Amendment Flag	false